UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
		New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        08/18/2003


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           43

Form 13F Information Table Value Total: $         184,228



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     5611    43500 SH       SOLE                    43500
AMERICAN INTL GROUP            COM              026874107     3901    70700 SH       SOLE                    70700
ANHEUSER BUSCH COS INC         COM              035229103     3216    63000 SH       SOLE                    63000
AOL TIME WARNER                COM              00184A105     6983   434000 SH       SOLE                   434000
AT&T CORP WIRELESS GROUP       COM              00209A106     2552   310900 SH       SOLE                   310900
BEA SYSTEMS INC                COM              073325102     1198   110000 SH       SOLE                   110000
BIOGEN INC.                    COM              090597105     4048   106600 SH       SOLE                   106600
BJ's WHOLESALE CLUB INC.       COM              05548J106     5280   350600 SH       SOLE                   350600
BRISTOL MYERS- SQUIBB          COM              110122108     5384   198300 SH       SOLE                   198300
CALPINE CORP                   COM              131347106     1071   162200 SH       SOLE                   162200
CISCO SYSTEMS                  COM              17275R102     5285   314800 SH       SOLE                   314800
COLGATE PALMOLIVE CO           COM              194162103     3651    63000 SH       SOLE                    63000
EARTHLINK INC                  COM              270321102     2563   321200 SH       SOLE                   321200
FLEXTRONICS INT LTD            COM              Y2573F102      484    46400 SH       SOLE                    46400
GENERAL ELECTRIC CORP.         COM              369604103     5578   194500 SH       SOLE                   194500
GENERAL MTRS CORP CL H         COM              370442832     5718   446400 SH       SOLE                   446400
HEINZ H J CO COM               COM              423074103     2668    80900 SH       SOLE                    80900
HEWLETT PACKARD                COM              428236103     4671   219300 SH       SOLE                   219300
HOME DEPOT INC COM             COM              437076102     3534   106700 SH       SOLE                   106700
HONEYWELL INC COM              COM              438516106     4242   158000 SH       SOLE                   158000
HUMANA INC                     COM              444859102     3419   226400 SH       SOLE                   226400
INTEL CORP.                    COM              458140100     7415   356300 SH       SOLE                   356300
INTERPUBLIC GROUP COS COM      COM              460690100     1971   147300 SH       SOLE                   147300
LSI LOGIC                      COM              502161102      690    97500 SH       SOLE                    97500
LUCENT TECHNOLOGIES INC        COM              549463107     3624  1785000 SH       SOLE                  1785000
MCKESSON HBOC Inc              COM              58155Q103     7023   196500 SH       SOLE                   196500
MERCK & CO INC COM             COM              589331107     8344   137800 SH       SOLE                   137800
MICRON TECHNOLOGY              COM              595112103     1280   110100 SH       SOLE                   110100
MICROSOFT CORP COM             COM              594918104     3484   135900 SH       SOLE                   135900
MOTOROLA INC COM               COM              620076109     7724   819100 SH       SOLE                   819100
ORACLE SYSTEMS CORP            COM              68389X105     3653   304200 SH       SOLE                   304200
PEOPLESOFT                     COM              712713106     2035   115900 SH       SOLE                   115900
PFIZER INC                     COM              717081103     5819   170400 SH       SOLE                   170400
QUALCOMM INC                   COM              747525103     4119   114600 SH       SOLE                   114600
QWEST COMMUN INTL              COM              749121109     2968   620900 SH       SOLE                   620900
RITE AID CORP.                 COM              767754104     2612   587000 SH       SOLE                   587000
SCHERING PLOUGH CORP           COM              806605101     6636   356800 SH       SOLE                   356800
SOLECTRON CORP COM             COM              834182107     5419  1448900 SH       SOLE                  1448900
SUN MICROSYSTEMS               COM              866810104     9381  2017400 SH       SOLE                  2017400
TAKE-TWO INTERACTIVE SOFTWARE  COM              874054109     6743   238100 SH       SOLE                   238100
TEXAS INSTRUMENTS              COM              882508104     6083   345600 SH       SOLE                   345600
UNITED PARCEL SVC INC CL B     COM              911312106     2229    35000 SH       SOLE                    35000
WAL MART STORES INC            COM              931142103     3918    73000 SH       SOLE                    73000